Restatement - Consolidated financial statements (Details) $ in Thousands, $ in Thousands	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($) $ / $	Sep. 30, 2020 CAD ($) $ / $	Oct. 01, 2019 USD ($) $ / $	Oct. 01, 2019 CAD ($) $ / $	Sep. 30, 2019 USD ($)
Restatement
Closing exchange rate | $ / $		1.3339	1.3339	1.3242	1.3242
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Current assets	$ 57,233	$ 45,283		$ 23,247
Long-term assets	51,340	26,782		18,412
Total assets	108,573	72,065		41,659
Current liabilities	32,737	24,385		15,919
Long-term liabilities		19,445		12,717
Total liabilities	49,951	43,830		28,636
Shareholders' equity	58,622	28,235		13,023		$ 13,023
Total liabilities and shareholders' equity	$ 108,573	$ 72,065		$ 41,659
Previously Reported
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Current assets			$ 60,402		$ 30,783
Long-term assets			35,733		24,382
Total assets			96,135		55,165
Current liabilities			32,526		21,081
Long-term liabilities			25,938		16,839
Total liabilities			58,464		37,920
Shareholders' equity			37,671		17,245
Total liabilities and shareholders' equity			$ 96,135		$ 55,165